TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
TAXES PAYABLE
Schedule of taxes payable

	2022	2021
Payroll charges	95,432	136,428
ICMS (state VAT)	77,766	92,320
COFINS (tax on revenue)	8,850	26,139
IPI (federal VAT)	24,438	41,474
IVA (value-added tax) and others	188,726	251,812
	395,212	548,173